Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Payables And Accruals [Abstract]
Accounts payable and other payables	$ 3,142	19,021	17,263
Salary and wages	1,205	7,297	10,130
Accounts payable and accrued expenses	$ 4,347	26,318	27,393